MERGER BETWEEN TELECOM ARGENTINA AND CABLEVISION (Tables)	12 Months Ended
Dec. 31, 2019
MERGER BETWEEN TELECOM ARGENTINA AND CABLEVISION
Schedule of consolidated identifiable assets acquired and liabilities assumed

Total consolidated
identified assets
net in current
currency
ASSETS
Cash and cash equivalents	6,430
Trade receivables	18,481
Other current assets	15,451
Total current assets	40,362
Deferred income tax assets	5
Investments	6,041
Goodwill	135,488
Property, plant and equipment	142,511
Intangible assets	91,270
Other Non-current assets	978
Total non-current assets	376,293
TOTAL ASSETS	416,655
LIABILITIES
Total current liabilities	49,951
Deferred income tax liabilities	38,023
Other non-current liabilities	26,555
Total non-current liabilities	64,578
TOTAL LIABILITIES	114,529
Capital nominal value – Outstanding shares	954
Capital nominal value - Treasury shares	15
Inflation adjustment	61,612
Treasury shares acquisition cost	(2,761)
Contributed Surplus	195,901
Legal reserve	2,798
Special reserve for IFRS implementation	1,337
Voluntary reserve for capital investments	5,077
Reserve for future dividend payments	34,481
Retained earnings	(300)
Equity Attributable to Telecom Argentina	299,114
Non-controlling interest	3,012
TOTAL EQUITY	302,126
TOTAL LIABILITIES AND EQUITY	416,655

Schedule of impact of the purchase price allocation recognized in the consolidated results

Year ended
Impact of the purchase price allocation recognized in the consolidated results	December 31, 2018
Revenues	(46)
Operating costs without depreciation and amortization	(288)
Depreciation, amortization and impairment of fixed assets	(17,559)
Operating loss	(17,893)
Financial results, net	54
Loss before income tax benefit	(17,839)
Income tax benefit	5,352
Net loss for the year	(12,487)
Attributable to controlling Company	(12,375)
Non-controlling interest	(112)